Note 18 - Other Operating Income (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Operating Expenses, Income from Collection of Previously Written off Accounts	$ 2,730	$ 1,610
Other Operating Expense (Income) From Settlement of Acccounts With Charterers		350
M/V Akinada Bridge [Member]
Other Operating Income Related to Unrepaired Damage Claim		$ 1,960